Notes to the interim condensed consolidated statement of financial position - Trade payables break down (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade Payable And Other Current Liabilities [Line Items]
Trade payable	€ 36,583	€ 37,679
Increase in trade accounts payable	(1,100)
Due in 30 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payable	26,217	24,995
Due in 30-60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payable	10,362	€ 12,684
Due in more than 60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payable	€ 4